Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions

33. RELATED PARTY TRANSACTIONS

Company	Relationship
Nanjing GenScript Biotech Co., Ltd. (formerly named as Nanjing Jinsirui Biotechnology Co., Ltd.)	Company controlled by the ultimate holding company
Nanjing Bestzyme Bioengineering Co., Ltd.	Company controlled by the ultimate holding company
Jiangsu GenScript Biotech Co., Ltd.	Company controlled by the ultimate holding company
Genscript (HongKong) Ltd.	Company controlled by the ultimate holding company
Genscript USA Incorporated	Company controlled by the ultimate holding company
Genscript USA Holdings Inc	Company controlled by the ultimate holding company
Genscript Biotech (Netherlands) B.V.	Company controlled by the ultimate holding company
Nanjing Probio Biotech Co., Ltd.	Company controlled by the ultimate holding company
Jiangsu GenScript Probio Biotech Co., Ltd.	Company controlled by the ultimate holding company
Genscript Netherlands	Company controlled by the ultimate holding company
Genscript Biotech Corporation (“GenScript”)	Company controlled by the ultimate holding company
Genscript (Nanjing) Co., Ltd. (formerly named as Jinsikang Technology (Nanjing) Co., Ltd.)	Company controlled by the ultimate holding company

(a)	In addition to the transactions detailed elsewhere in the consolidated financial statements, the Group had the following transactions with related parties during the year :
(i)	Licensing of patents to related parties:

	2021	2020	2019
	US$’000	US$’000	US$’000
Nanjing Probio Biotech Co., Ltd.	3,019	—	—

The sale was generated from an exclusive licensing of certain patents to Nanjing Probio Biotech Co., Ltd and its affiliates.

(ii)	Sales-based royalties from related parties:

	2021	2020	2019
	US$’000	US$’000	US$’000
Nanjing Probio Biotech Co., Ltd.	405	—	—

The sale was generated from sales-based royalties related to the exclusive licensing of certain patents to Nanjing Probio Biotech Co., Ltd and its affiliates.

(iii)	Sales of materials to related parties:

	2021	2020	2019
	US$’000	US$’000	US$’000
Nanjing GenScript Biotech Co., Ltd.	—	—	3

The terms of these services and materials were charged based on the prices agreed by both parties.

(iv)	Other income to related parties:

	2021	2020	2019
	US$’000	US$’000	US$’000
Nanjing GenScript Biotech Co., Ltd.	12	—	265

The other income was the income for sublease to Nanjing GenScript Biotech Co., Ltd. The price and terms are agreed by both parties

(v)	Purchases from related parties:

	2021	2020	2019
	US$’000	US$’000	US$’000
Nanjing GenScript Biotech Co., Ltd.	9,615	4,162	4,480
Genscript USA Incorporated	786	424	296
Jiangsu GenScript Probio Biotech Co., Ltd	334	—	—
Jiangsu GenScript Biotech Co., Ltd	146	41	198
Nanjing Probio Biotech Co., Ltd.	21	—	—
Genscript Netherlands	6	—	—
Genscript Biotech (Netherlands) B.V.	—	7	—
Genscript USA Holdings Inc	—	—	4
	10,908	4,634	4,978

The transactions were made according to the price and terms agreed with related parties.

(vi)	Management fee:

	2021	2020	2019
	US$’000	US$’000	US$’000
Genscript USA Incorporated	—	95	198
Genscript (HongKong) Ltd	—	59	—
	—	154	198

The management fee was charged by related parties based on the cost of services provided.

(vii)	Shared services:

During the years ended December 31, 2021, 2020 and 2019, Nanjing GenScript Biotech Co., Ltd. provided certain accounting, legal, IT and administrative shared services to the Group for a consideration of US$1.6 million,

US$3.3 million and US$2.1 million, respectively. During the year ended December 31, 2021, Genscript USA Incorporated provided certain IT shared service to the Group for a consideration of US$3,000.

(viii)	Compensation fee for termination of service agreement:

	2021	2020	2019
	US$’000	US$’000	US$’000
Jiangsu GenScript Biotech Co., Ltd.	2,666	—	—

In May 2021, pursuant to a settlement agreement between the Group and Jiangsu GenScript Biotech Co., Ltd., the Group incurred compensation charges for the termination of a service agreement related to the design and construction of a lab facility.

(ix)	Cash advances from related parties:

	2021	2020	2019
	US$’000	US$’000	US$’000
Genscript Biotech Corporation	—	—	28,199
Nanjing GenScript Biotech Co., Ltd.	—	—	2,168
Genscript USA Incorporated	—	—	8,000
Genscript (Nanjing) Co., Ltd.	—	—	578
	—	—	38,945

(x)	Repayment of cash advances from related parties:

	2021	2020	2019
	US$’000	US$’000	US$’000
Genscript Biotech Corporation	—	—	4,335
Nanjing GenScript Biotechnology Co., Ltd.	—	—	6,310
Genscript USA Incorporated	—	—	8,000
Genscript (Nanjing) Co., Ltd.	—	—	578
Genscript (HongKong) Ltd.	—	4	—
	—	4	19,223

(xi)	Cash advances to related parties:

	2021	2020	2019
	US$’000	US$’000	US$’000
Genscript Biotech Corporation	—	—	13,006

(xii)	Collection of cash advances to related parties:

	2021	2020	2019
	US$’000	US$’000	US$’000
Genscript Biotech Corporation	—	—	48,496
Genscript USA Incorporated	—	—	14,500
	—	—	62,996

The above cash advances from/to related parties were unsecured, interest free and repayable on demand.

(xiii)	Entrusted loan from a related party:

	2021	2020	2019
	US$’000	US$’000	US$’000
Genscript (Nanjing) Co., Ltd.	—	—	2,867

(xiv)	Repayments of entrusted loan from a related party:

	2021	2020	2019
	US$’000	US$’000	US$’000
Genscript (Nanjing) Co., Ltd.	—	—	2,867

The above entrusted loan from a related party was unsecured, bearing an interest rate of 4.35% p.a. and was repaid in December 2019, with an interest expense of US$24,000 recognized in 2019.

(xv)	Purchase of equipment

	2021	2020	2019
	US$’000	US$’000	US$’000
Nanjing GenScript Biotech Co., Ltd.	—	54	7

(xvi)	Sale of equipment

	2021	2020	2019
	US$’000	US$’000	US$’000
Nanjing GenScript Biotech Co., Ltd.	—	—	13

The sale or purchase of equipment was made at their respective carrying values.

(xvii)	Financing from follow-on public offering, net of issuance cost

	2021	2020	2019
	US$’000	US$’000	US$’000
Genscript Biotech Corporation	84,600	—	—

Genscript Biotech Corporation purchased 4,500,000 ordinary shares, in the form of ADSs issued as part of the follow-on public offering on December 20, 2021, at the same price as these shares issued to the public(note 27).

(xviii)Lease contract guarantee

In 2018, Legend Ireland entered into a copy property lease agreement with a third party in Dublin with lease period from 2018 to August 2028. Genscript Biotech Corporation provided a guarantee on Legend Ireland’s payment obligations under the lease agreement for nil consideration.

(b)Outstanding balances with related parties:

The Group had the following significant balances with its related parties at the end of the year:

(i)	Due from related parties

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Trade receivables
Nanjing Probio Biotech Co., Ltd.	409	—

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Other receivables
Genscript USA Incorporated	19	6
Nanjing GenScript Biotech Co., Ltd.	243	14
	262	20

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Prepayment
Jiangsu GenScript Probio Biotech Co., Ltd	925	—
Nanjing Probio Biotech Co., Ltd.	274	—
	1,199	—

(ii)	Due to related parties.

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Trade payables
Nanjing GenScript Biotech Co., Ltd.	2,301	1,547
Genscript USA Incorporated	46	555
Nanjing Probio Biotech Co., Ltd.	22	—
Jiangsu GenScript Biotech Co., Ltd	1	1
	2,370	2,103

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Other payables
Nanjing GenScript Biotech Co., Ltd.	3,293	3,736
Genscript USA Incorporated	50	—
	3,343	3,736

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Lease liabilities
Nanjing GenScript Biotech Co., Ltd.	286	351
Genscript USA Holdings Inc	—	582
	286	933

Except for lease liabilities with incremental borrowing rates between 2.00% and 8.89% repayable over 5 years, all other related party balances are unsecured and repayable on demand and interest free.

(c)	Compensation of key management personnel of the Group:

	2021	2020	2019
	US$’000	US$’000	US$’000
Short-term employee benefits	1,942	1,733	1,036
Equity-settled share-based compensation expense	2,907	529	590
Termination payment	—	774	—
	4,849	3,036	1,626